Assets and Condensed Schedule of Investments by Class of Units - Assets by Class of Units (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Equity in brokers' trading accounts:
Cash	$ 29,435,769	$ 31,854,126
Total equity in brokers' trading accounts	33,285,367	33,400,057
Cash and cash equivalents	8,358,825	49,647,370
Securities owned, at fair value	74,642,951	87,511,963
Interest receivable	11,512	30,508
Total assets	116,298,655	170,589,898
Securities owned, cost (in dollars)	74,547,232	87,212,372
Class A
Equity in brokers' trading accounts:
Cash	1,941,354	1,843,791
Total equity in brokers' trading accounts	2,195,242	1,933,272
Cash and cash equivalents	551,283	2,873,705
Securities owned, at fair value	4,922,866	5,065,395
Interest receivable	759	1,766
Total assets	7,670,150	9,874,138
Securities owned, cost (in dollars)	4,916,553	5,048,054
Class A | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	174,419	131,967
Class A | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	1,691	40
Class A | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	77,778	(42,526)
Class B
Equity in brokers' trading accounts:
Cash	18,790,515	19,094,865
Total equity in brokers' trading accounts	21,247,932	20,021,568
Cash and cash equivalents	5,335,910	29,760,975
Securities owned, at fair value	47,648,814	52,458,798
Interest receivable	7,349	18,288
Total assets	74,240,005	102,259,629
Securities owned, cost (in dollars)	47,587,712	52,279,208
Class B | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	1,688,236	1,366,694
Class B | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	16,359	422
Class B | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	752,822	(440,413)
Legacy 1 Class
Equity in brokers' trading accounts:
Cash	295,154	248,115
Total equity in brokers' trading accounts	333,757	260,157
Cash and cash equivalents	83,814	386,708
Securities owned, at fair value	748,449	681,639
Interest receivable	115	238
Total assets	1,166,135	1,328,742
Securities owned, cost (in dollars)	747,488	679,305
Legacy 1 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	26,521	17,759
Legacy 1 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	257	6
Legacy 1 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	11,825	(5,723)
Legacy 2 Class
Equity in brokers' trading accounts:
Cash	102,861	90,336
Total equity in brokers' trading accounts	116,313	94,720
Cash and cash equivalents	29,209	140,797
Securities owned, at fair value	260,835	248,178
Interest receivable	40	87
Total assets	406,397	483,782
Securities owned, cost (in dollars)	260,501	247,329
Legacy 2 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	9,241	6,466
Legacy 2 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	90	2
Legacy 2 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	4,121	(2,084)
Global 1 Class
Equity in brokers' trading accounts:
Cash	6,635,605	6,522,138
Total equity in brokers' trading accounts	7,503,407	6,838,668
Cash and cash equivalents	1,884,301	10,165,308
Securities owned, at fair value	16,826,506	17,918,088
Interest receivable	2,595	6,247
Total assets	26,216,809	34,928,311
Securities owned, cost (in dollars)	16,804,927	17,856,749
Global 1 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	596,177	466,815
Global 1 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	5,777	145
Global 1 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	265,848	(150,430)
Global 2 Class
Equity in brokers' trading accounts:
Cash	276,183	395,856
Total equity in brokers' trading accounts	312,299	415,068
Cash and cash equivalents	78,427	616,975
Securities owned, at fair value	700,341	1,087,524
Interest receivable	108	379
Total assets	1,091,175	2,119,946
Securities owned, cost (in dollars)	699,443	1,083,801
Global 2 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	24,811	28,333
Global 2 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	240	9
Global 2 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	11,065	(9,130)
Global 3 Class
Equity in brokers' trading accounts:
Cash	1,394,097	3,659,025
Total equity in brokers' trading accounts	1,576,417	3,836,604
Cash and cash equivalents	395,881	5,702,902
Securities owned, at fair value	3,535,140	10,052,341
Interest receivable	546	3,503
Total assets	5,507,984	19,595,350
Securities owned, cost (in dollars)	3,530,608	10,017,926
Global 3 Class | Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	125,254	261,890
Global 3 Class | Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	1,213	81
Global 3 Class | Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	$ 55,853	$ (84,392)